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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-08216

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                       PIMCO Strategic Income Fund, Inc.
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

                              William G. Galipeau
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2017 to June 30, 2018

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08216
Reporting Period: 07/01/2017 - 06/30/2018
PIMCO Strategic Income Fund, Inc.









====================== PIMCO Strategic Income Fund, Inc. =======================


CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: MAY 30, 2018   Meeting Type: Annual
Record Date:  APR 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Frissora            For       For          Management
1.2   Elect Director James Hunt               For       For          Management
1.3   Elect Director John Dionne              For       For          Management
1.4   Elect Director Richard Schifter         For       Withhold     Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Other Business                          For       Against      Management


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FORBES ENERGY SERVICES LTD.

Ticker:       FRB            Security ID:  345143200
Meeting Date: JUN 18, 2018   Meeting Type: Annual
Record Date:  MAY 17, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Lawrence 'Larry' First   For       Withhold     Management
1.2   Elect Director Brett G. Wyard           For       Withhold     Management
2     Ratify BDO USA, LLP as Auditors         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Income Fund, Inc.

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2018

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